Equity	9 Months Ended
Jul. 31, 2026
Equity [Abstract]
Equity
NOTE 12: EQUITY
On June 11, 2026, the Bank issued $ 1.25

billion of NVCC Additional Tier 1 Limited

Recourse Capital Notes Series 7 (Series

7 LRCNs). The Series 7 LRCNs will
bear interest at a rate of 5.918

per cent annually, payable quarterly, for the initial period ending on, but excluding,

July 31, 2031. Thereafter, the interest rate on the
LRCNs will reset every five years

at a rate equal to the prevailing 5-year Government

of Canada Yield plus
2.85

per cent. The LRCNs will mature

on
July 31, 2086 .
Concurrently with the issuance of the LRCNs,

the Bank issued
1,250,000

Non-Cumulative 5-Year Fixed Rate Reset NVCC Preferred Shares, Series

34 (Preferred
Shares Series 34). The Preferred Shares

Series 34 are eliminated on the Bank’s Consolidated

Financial Statements. With prior approval of OSFI,

the Bank may,
at its option, redeem the notes on or after

July 31, 2031, in whole or in part, at par

plus accrued and unpaid interest on not more

than
60

nor less than
10

days'
notice to holders.
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three and nine months ended July 31, 2026 and

July 31, 2025.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(thousands of shares or other equity instruments
and millions of Canadian dollars) For the three months ended For the nine months ended

July 31, 2026 July 31, 2025 July 31, 2026 July 31, 2025
Number Number Number Number
of shares Amount of shares Amount of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,652,420 $ 24,309 1,722,791 $ 25,136 1,689,496 $ 24,727 1,750,272 $ 25,373
Proceeds from shares issued on exercise
of stock options 580 52 852 62 2,276 202 1,797 131
Shares issued as a result of dividend
reinvestment plan – – – – – – 1,575 130
Purchase of shares for cancellation and other (14,489) (212) (15,530) (227) (53,261) (780) (45,531) (663)
Balance as at end of period – common shares 1,638,511 $ 24,149 1,708,113 $ 24,971 1,638,511 $ 24,149 1,708,113 $ 24,971
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 49,650 $ 2,850 71,650 $ 3,400 49,650 $ 2,850 91,650 $ 3,900
Redemption of shares – – (14,000) (350) – – (34,000) (850)
Balance as at end of period 49,650 $ 2,850 57,650 $ 3,050 49,650 $ 2,850 57,650 $ 3,050
Other Equity Instruments
1
Balance as at beginning of period 7,251 $ 8,775 6,501 $ 7,738 7,251 $ 8,775 5,751 $ 6,988
Issue of limited recourse capital notes 1,250 1,250 – – 1,250 1,250 750 750
Balance as at end of period 8,501 $ 10,025 6,501 $ 7,738 8,501 $ 10,025 6,501 $ 7,738
Balance as at end of period – preferred

shares
and other equity instruments 58,151 $ 12,875 64,151 $ 10,788 58,151 $ 12,875 64,151 $ 10,788
Treasury – common shares 2
Balance as at beginning of period 369 $ (60) 313 $ (26) – $ – 213 $ (17)
Purchase of shares

18,436 (2,949) 33,496 (3,222) 67,352 (9,162) 112,437 (9,606)
Sale of shares (18,691) 2,990 (32,900) 3,156 (67,238) 9,143 (111,741) 9,531
Balance as at end of period – treasury
– common shares 114 $ (19) 909 $ (92) 114 $ (19) 909 $ (92)
Treasury – preferred shares and
other equity instruments 2
Balance as at beginning of period 25 $ (14) 141 $ (28) 29 $ (4) 163 $ (18)
Purchase of shares and other equity instruments

1,671 (2,022) 705 (73) 2,240 (2,537) 4,147 (1,460)
Sale of shares and other equity instruments (1,595) 1,990 (779) 99 (2,168) 2,495 (4,243) 1,476
Balance as at end of period – treasury
– preferred shares and other equity

instruments
101 $ (46) 67 $ (2) 101 $ (46) 67 $ (2)
For Other Equity Instruments, the number of shares represents the number of notes issued.
2

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On August 26, 2026, the Board approved a

dividend in an amount of one dollar and

twelve cents ($
1.12
) per fully paid common share in the

capital stock of the
Bank for the quarter ending October 31, 2026,

payable on and after October 31, 2026,

to shareholders of record at the close

of business on October 9, 2026.
DIVIDEND REINVESTMENT PLAN
The Bank offers a Dividend Reinvestment Plan

(DRIP) for its common shareholders.

Participation in the plan is optional and

under the terms of the plan, cash
dividends on common shares are used

to purchase additional common shares. At

the option of the Bank, the common shares

may be issued from treasury at an
average market price based on the last five

trading days before the date of the dividend

payment, with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

prices.
During the three and nine months ended July

31, 2026, the Bank satisfied the DRIP requirements

through open market common share purchases.

During the
three months ended July 31,

2025, the Bank satisfied the DRIP requirements

through open market common share purchases.

During the nine months ended
July 31, 2025, the Bank satisfied the DRIP requirements

through common shares issued from treasury

with
no

discount for the first three months and open

market
common share purchases in the last

six months.
NORMAL COURSE ISSUER BID
On February 24, 2025, the Bank announced

that the Toronto Stock Exchange (TSX) and OSFI had approved a normal course issuer bid (2025 NCIB) to purchase
for cancellation up to 100

million of its common shares for up to $
8

billion. The Bank completed its 2025

NCIB in January 2026, under which it repurchased

and
cancelled $ 8

billion of its common shares.

On January 16, 2026, the Bank announced

that the TSX and OSFI have approved

the Bank’s new normal course issuer bid (2026

NCIB) to repurchase for
cancellation up to $ 7

billion of its common shares, not

to exceed
61

million common shares. The 2026 NCIB

commenced on January 20, 2026, and will

terminate
on (A) the earliest to occur of: (i) January 15,

2027; (ii) the date on which the aggregate

purchase cost of common shares purchased

equals $
7

billion; and (iii) the
date on which the maximum number of

common shares purchasable is reached; or (B)

such earlier date as the Bank may determine.

From the commencement of
the 2026 NCIB on January 20, 2026, to July 31,

2026, the Bank repurchased
37.7

million shares under the program, at an average

price of $
143.31

per share for a
total amount of $ 5.4

billion. During the three months ended

July 31, 2026, the Bank repurchased and

cancelled approximately
14.5

million shares under the 2026
NCIB program, for a total of $ 2.4

billion.